Long-Term Debt - Summary of Changes in Longterm Debt (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	$ 1,645.4	$ 1,215.5
Issuance	964.3	457.3
Repayment	(52.8)	(19.0)
Effect of foreign currency exchange rate changes	(116.1)	8.8
Other	(31.1)	(17.2)
Carrying amount, ending balance	2,409.7	1,645.4
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	1,606.7	1,176.9
Issuance	835.0	440.0
Repayment	(20.2)	(14.1)
Effect of foreign currency exchange rate changes	(118.9)	9.9
Other	(26.3)	(6.0)
Carrying amount, ending balance	2,276.3	1,606.7
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance	38.7	29.5
Issuance	129.3	17.3
Repayment	(32.6)	(4.9)
Effect of foreign currency exchange rate changes	2.8	(1.1)
Other	(4.8)	(2.1)
Carrying amount, ending balance	$ 133.4	38.7
Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount, beginning balance		9.1
Other		$ (9.1)